Debt	12 Months Ended
Dec. 31, 2014
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Debt Disclosure [Text Block]

NOTE 9

Debt

Short-Term Borrowings

The Company’s short-term borrowings outstanding, defined as borrowings with original maturities of less than one year, as of December 31 were as follows:

	2014		2013
(Millions, except percentages)	Outstanding Balance	Year-End Stated Rate on Debt (a)	Outstanding Balance	Year-End Stated Rate on Debt (a)
Commercial paper	$769	0.29%	$200	0.19%
Other short-term borrowings(b)(c)	2,711	0.81	4,821	1.08
Total	$3,480	0.69%	$5,021	1.04%

  For floating-rate debt issuances, the stated interest rates are weighted based on outstanding balances and floating rates in effect as of December 31, 2014 and 2013.
  Includes interest-bearing overdrafts with banks of $470 million and $489 million as of December 31, 2014 and 2013, respectively. In addition, balances include fully drawn secured borrowing facility (maturing on September 15, 2015, which was repaid on February 18, 2014), certain book overdrafts (i.e., primarily timing differences arising in the ordinary course of business), short-term borrowings from banks, as well as interest-bearing amounts due to merchants in accordance with merchant service agreements. The secured borrowing facility gives the Company the right to sell up to $2.0 billion face amount of eligible certificates issued from the Lending Trust.
  The Company paid $7.0 million and $7.2 million in fees to maintain the secured borrowing facility in 2014 and 2013, respectively.

Long-term Debt

The Company’s long-term debt outstanding, defined as debt with original maturities of one year or greater, as of December 31 was as follows:

	2014						2013
(Millions, except percentages)	Maturity Dates	Outstanding Balance	(a)	Year-End Stated Rate on Debt (b)	Year-End Effective Interest Rate with Swaps	(b)(c)	Outstanding Balance	(a)	Year-End Stated Rate on Debt (b)	Year-End Effective Interest Rate with Swaps	(b)(c)
American Express Company
(Parent Company only)
Fixed Rate Senior Notes	2016-2042	$7,535		5.15%	4.20%		$8,784		5.43%	4.60%
Floating Rate Senior Notes	2018	850		0.85	―		850		0.84	―
Subordinated Notes(d)	2024-2036	1,350		5.39	4.42		749		6.80	―
American Express Credit Corporation
Fixed Rate Senior Notes	2015-2019	16,260		2.26	1.22		14,875		3.13	2.03
Floating Rate Senior Notes	2015-2019	4,400		0.82	―		2,855		1.14	―
Borrowings under Bank Credit Facilities	2016-2017	3,672		4.25	―		4,012		4.18	―
American Express Centurion Bank
Fixed Rate Senior Notes	2015-2017	2,089		4.12	3.32		2,102		4.12	3.32
Floating Rate Senior Notes	2015-2018	675		0.68	―		675		0.67	―
American Express Bank, FSB
Fixed Rate Senior Notes	2017	999		6.00	―		999		6.00	―
Floating Rate Senior Notes	2017	300		0.46	―		300		0.47	―
American Express Charge Trust II
Floating Rate Senior Notes	2016-2018	3,700		0.41	―		4,200		0.49	―
Floating Rate Subordinated Notes	2016-2018	87		0.80	―		87		0.80	―
American Express Lending Trust
Fixed Rate Senior Notes	2015-2017	6,100		1.11	―		2,600		0.72	―
Floating Rate Senior Notes	2015-2019	8,876		0.72	―		10,685		0.81	―
Fixed Rate Subordinated Notes	2015-2017	300		1.08	―		300		1.08	―
Floating Rate Subordinated Notes	2015-2019	488		0.73	―		847		0.81	―
Other
Fixed Rate Instruments(e)	2016-2033	143		3.09	―		239		3.95	―
Floating Rate Borrowings	2015-2019	247		0.59	―	%	276		0.62	―	%
Unamortized Underwriting Fees		(116)					(105)
Total Long-Term Debt		$57,955		2.34%			$55,330		2.56%

  The outstanding balances include (i) unamortized discount and premium, (ii) the impact of movements in exchange rates on foreign currency denominated debt and (iii) the impact of fair value hedge accounting on certain fixed-rate notes that have been swapped to floating rate through the use of interest rate swaps. Under fair value hedge accounting, the outstanding balances on these fixed-rate notes are adjusted to reflect the impact of changes in fair value due to changes in interest rates. Refer to Note 14 for more details on the Company’s treatment of fair value hedges.
  For floating-rate debt issuances, the stated and effective interest rates are weighted based on outstanding balances and floating rates in effect as of December 31, 2014 and 2013.
  Effective interest rates are only presented when swaps are in place to hedge the underlying debt.
  For the $750 million of subordinated debentures issued in 2006 and outstanding as of December 31, 2014, the maturity date will automatically be extended to September 1, 2066, except in the case of either (i) a prior redemption or (ii) a default.
  Includes $31 million and $109 million as of December 31, 2014 and 2013, respectively, related to capitalized lease transactions.

As of December 31, 2014 and 2013, the Company had $750 million principal outstanding of Subordinated Debentures that accrue interest at an annual rate of 6.8 percent until September 1, 2016, and at an annual rate of three-month LIBOR plus 2.23 percent thereafter. At the Company’s option, these Subordinated Debentures are redeemable for cash after September 1, 2016 at 100 percent of the principal amount plus any accrued but unpaid interest. If the Company fails to achieve specified performance measures, it will be required to issue common shares and apply the net proceeds to make interest payments on these Subordinated Debentures. No dividends on the Company’s common or preferred shares could be paid until such interest payments are made. The Company would fail to meet these specific performance measures if (i) the Company’s tangible common equity is less than 4 percent of total adjusted assets for the most recent quarter or (ii) if the trailing two quarters’ consolidated net income is equal to or less than zero and tangible common equity as of the trigger determination date, and as of the end of the quarter end six months prior, has in each case declined by 10 percent or more from tangible common equity as of the end of the quarter 18 months prior to the trigger determination date. The Company met the specified performance measures in 2014. The Company issued $600 million of 3.6 percent subordinated notes on December 5, 2014 that are senior in right of payment to the outstanding $750 million of Subordinated Debentures.

Aggregate annual maturities on long-term debt obligations (based on final maturity dates) as of December 31, 2014 were as follows:

(Millions)		2015	2016	2017	2018	2019	Thereafter	Total
American Express Company (Parent Company only)	$	―	$1,350	$1,500	$3,850	$641	$3,147	$10,488
American Express Credit Corporation		5,227	7,057	6,532	1,295	4,150	―	24,261
American Express Centurion Bank		1,305	―	1,300	125	―	2	2,732
American Express Bank, FSB		―	―	1,300	―	―	―	1,300
American Express Charge Trust II		―	2,500	―	1,287	―	―	3,787
American Express Lending Trust		5,422	500	5,639	2,886	1,317	―	15,764
Other		125	145	83	―	6	31	390
		$12,079	$11,552	$16,354	$9,443	$6,114	$3,180	58,722
Unamortized Underwriting Fees								(116)
Unamortized Discount and Premium								(932)
Impacts due to Fair Value Hedge Accounting								281
Total Long-Term Debt								$57,955

As of December 31, 2014 and 2013, the Company maintained total bank lines of credit of $6.7 billion and $7.0 billion, respectively. Of the total credit lines, $3.0 billion were undrawn as of both December 31, 2014 and 2013. Undrawn amounts support commercial paper borrowings and contingent funding needs. The availability of these credit lines is subject to the Company’s compliance with certain financial covenants, principally, the maintenance by American Express Credit Corporation (Credco) of a 1.25 ratio of combined earnings and fixed charges to fixed charges. As of December 31, 2014 and 2013, the Company was not in violation of any of its debt covenants.

Additionally, the Company maintained a 3-year committed, revolving, secured borrowing facility that gives the Company the right to sell up to $3.0 billion face amount of eligible notes issued from the Charge Trust at any time through July 15, 2016. As of December 31, 2014, $2.5 billion was drawn on this facility.

The Company paid $49.9 million and $50.2 million in fees to maintain these lines in 2014 and 2013, respectively. These committed facilities do not contain material adverse change clauses, which might otherwise preclude borrowing under the credit facilities, nor are they dependent on the Company’s credit rating.

The Company paid total interest primarily related to short- and long-term debt, corresponding interest rate swaps and customer deposits of $1.7 billion, $2.0 billion and $2.2 billion in 2014, 2013 and 2012, respectively.